Share Based Compensation - Narrative (Details) - USD ($) $ in Thousands			12 Months Ended
	Jan. 01, 2026	Jan. 01, 2025	Dec. 31, 2025	Jan. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares authorized (in shares)				54,777,338
Automatic annual increase of the number of ordinary shares available for issuance , Percentage		5.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Additional Shares Authorized		27,731,110
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount			$ 3,973
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition			1 year 8 months 12 days
Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period			2 years
Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period			3 years
Subsequent Event
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Additional Shares Authorized	28,374,850